Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (2,366,494)	$ (2,382,992)	$ (7,979,559)	$ (8,148,340)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	260,789	261,176	1,042,698	716,481
Stock-based compensation	464,827	313,042	2,342,802	1,422,961
R&D expenses transferred from inventory and construction in progress		416,231	416,231	732,828
Consulting expense and interest expense adjustment to change in fair value of warrants	(66,200)	(68,200)	(121,733)
Unrealized losses on short-term investment	84,011
Changes in operating assets and liabilities:
Accounts receivable	451,130	389,900	1,293,870	(1,745,000)
Inventories	(1,256,423)	(380,000)	(2,143,550)
Prepaid expenses	(269,422)	11,445	(1,435,164)	(1,171,356)
Other receivable - related party	(267,263)		(920)	46,743
Other receivable - others	(27)	1,196	1,170	409,774
Temporary deposit - related party		100,067	100,067	(100,067)
Other current assets	(550)	(19,084)	5,628	(4,745)
Deposits	59,896	153	(5,751)	35,760
Accounts payable	862,932		(1,120,245)	2,032,974
Accrued expenses	232,270	457,652	(167,025)	(225,510)
Other payable - related parties	118,998	125,096	(142,883)	(146,541)
Other payable - others	689,834	239,436	(834,783)	(887,956)
Operating lease liability	23,683		19,828
Net Cash Used for Operating Activities	(978,009)	(534,882)	(8,729,319)	(7,031,994)
Cash Flows from Investing Activities
Purchase of short-term investment	(198,239)
Purchase of property and equipment	(6,846)	(1,275)	(10,831)	(708,397)
Prepayment on land and satellite equipment			(624,462)	(33,850,000)
Acquisitions of goodwill				(24,798)
Net Cash Used for Investing Activities	(205,085)	(1,275)	(635,293)	(34,583,195)
Cash Flows from Financing Activities
Proceeds from short-term loan – related party	2,119,669	182,500
Proceeds from (repayment of ) long-term loan	(2,580)		45,469
Payment on finance lease liability	(516)		(1,622)
Proceeds from issuance of common stock			10,810,688	41,318,899
Issuance of stock warrant			1,200	250,367
Repayment of short-term bank loan				(10,000)
Payment on repurchase of restricted stock				(700)
Net Cash Provided by Financing Activities	2,116,573	182,500	10,855,735	41,558,566
Net Increase (Decrease) in Cash	933,479	(353,657)	1,491,123	(56,623)
Cash and Restricted Cash, Beginning of Year/Period	976,829	88,309	88,309	21,504
Foreign Currency Translation Effect on Cash	343,775	343,596	(602,603)	123,428
Cash and Restricted Cash, End of Year/Period	2,254,083	78,248	976,829	88,309
Supplemental disclosures of cash flow information:
Cash paid during the year/period for income taxes	1,651	1,657		4,061
Cash paid during the year/period for interest	1,883	279	5,791	2,121
Non-cash Operating and Financing Activities:
Restricted stock deposit liability transferred back from common stock				(1,644)
Prepayment for equipment and construction in progress transferred to inventory		949,639
Cash				14,527
Prepaid expenses				4,317
Other receivable - related party				43,448
Goodwill				24,798
Total payment for acquisition of subsidiary				$ 87,090